Taxation - Summary of Tax Loss Carry Forward (Details)	Sep. 30, 2023 USD ($)
Disclosure tax loss carry forward [line items]
Tax loss carried forward	$ 27,577,658
2024
Disclosure tax loss carry forward [line items]
Tax loss carried forward	52,238
2025
Disclosure tax loss carry forward [line items]
Tax loss carried forward	447,119
2026
Disclosure tax loss carry forward [line items]
Tax loss carried forward	691,144
2027
Disclosure tax loss carry forward [line items]
Tax loss carried forward	1,291,400
2028
Disclosure tax loss carry forward [line items]
Tax loss carried forward	2,989,672
No expiration
Disclosure tax loss carry forward [line items]
Tax loss carried forward	$ 22,106,086